Notes on the consolidated statements of operations (Details 27) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Income Statement [Abstract]
Continuing operations	€ (5,574)	€ 1,323	€ 410
Discountined operations	0	(632)	(959)
Total	€ (5,574)	€ 691	€ (549)